Short Term Loan to Third Party (Tables)	6 Months Ended
Mar. 31, 2026
Short Term Loan to Third Party [Abstract]
Schedule of Short-Term Loans to Third Party	As of March 31, 2026 and September 30, 2025, the short-term loan to third party consists of the following:
Borrower	Annual Interest Rate	Maturity		As of March 31, 2026
Short Selling Capital Group Limited	9.00%	09/26/2024	09/25/2026	$9,000,000
Extreme Craftsman (Hong Kong) Limited	4.00%	09/03/2025	09/02/2026	490,050
Interest receivable from loan to third party(1)				390,808
Total				$9,880,858

Borrower	Annual Interest Rate	Maturity		As of September 30, 2025
Short Selling Capital Group Limited	9.00%	09/26/2024	09/25/2026	$9,000,000
Extreme Craftsman (Hong Kong) Limited	4.00%	09/03/2025	09/02/2026	490,050
Interest receivable from loan to third party(1)				794,379
Total				$10,284,429